Provisions	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

11	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2025	199	295	85	457	1,036
Additions	647	79	6	69	801
Amounts utilised	(167)	(100)	(12)	(46)	(325)
Unused amounts reversed	(50)	(29)	(26)	(21)	(126)
Exchange and other movements	27	24	5	11	67
At 30 Jun 2025	656	269	58	470	1,453
Contractual commitments[1]
At 1 Jan 2025					688
Net change in expected credit loss provision and other movements					(16)
At 30 Jun 2025					672
Total provisions
At 31 Dec 2024					1,724
At 30 Jun 2025					2,125
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments where HSBC has become party to an irrevocable commitment, as defined under IFRS 9 ‘Financial Instruments’; and provisions for performance and other guarantee contracts.
Further details of ‘Legal proceedings and regulatory matters’ are set out in Note 13. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim); or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. ‘Regulatory matters’ refers to investigations, reviews and other actions carried out by, or in response to, the actions of regulators or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action.
For further details of the impact of IFRS 9 on undrawn loan commitments and financial guarantees, presented in ‘Contractual commitments’, see Note 12. Further analysis of the movement in the ECL provision is disclosed within the ‘Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees‘ table on page 55.
Brazil PIS and COFINS tax matters
Beginning in the late 1990s, HSBC Bank Brasil S.A. – Banco Múltiplo (‘HSBC Brazil’) and other financial services firms brought legal proceedings in Brazil challenging the assessment of Contribution to the Social Integration Programme (‘PIS’) and Contribution for the Financing of Social
Security (‘COFINS’) taxes, which are federal taxes imposed on gross revenues earned by legal entities in Brazil. The Supreme Court of Brazil selected three cases – one involving an insurer, in 2007, and two involving other banks, in 2011 – to set standards that would apply to all of these proceedings. In June 2023, the court ruled against the financial services firms in all three cases. The standards set by the court in this ruling have not yet been applied to HSBC Brazil’s legacy cases, liability for which remained with HSBC after the sale of HSBC’s operations in
Brazil to Bradesco in 2016. In May 2025, the first instance judicial court delivered a favourable judgment in HSBC Brazil’s second largest legacy
PIS and COFINS case. This judgment is subject to appeal by the Brazilian Tax Authority. There are many factors that may affect the range of outcomes and any resulting financial impact for HSBC. Based upon the information currently available, a provision was recognised in respect of one legacy case. The remaining additional tax liability subject to challenge on all legacy PIS and COFINS cases is up to $0.4bn, and no provision has been booked for this amount.